Credit commitments (Tables)	12 Months Ended
Dec. 31, 2013
Credit Commitments [Abstract]
Credit commitments

	December 31, 2013
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$10,000	$2,750	$7,250
Other external	4,508	229	4,279
Total credit lines available	14,508	2,979	11,529
Less: Commercial paper outstanding	(2,502)	—	(2,502)
Less: Utilized credit	(2,044)	(16)	(2,028)
Available credit	$9,962	$2,963	$6,999